Schedule of Components of Loss From Continuing Operations, Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S	$ (3,802)	$ (2,334)
Non-U.S. (foreign)	(6,718)	(3,823)
Net loss	$ (10,520)	$ (6,157)